Commitment and Contingencies - Schedule of Future Rental Payment Under Non-cancellable Operating Lease (Details)	Sep. 30, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 25,106
2019	60,256
2020	60,256
2021	25,107
Future payment of lease	$ 170,725